SCHEDULE OF INVESTMENTS

Ivy Global Bond Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Argentina

Energy – 0.7%
Pampa Energia S.A. 7.500%, 1-24-27(A)	$2,850	$2,530
Pan American Energy LLC 7.875%, 5-7-21(A)	1,000	1,005
		3,535

Industrials – 0.2%
Aeropuertos Argentina 2000 S.A. (9.375% Cash or 9.375% PIK) 9.375%, 2-1-27(A)(B)	991	857

Total Argentina - 0.9%		$4,392

Australia

Financials – 0.7%
Australia and New Zealand Banking Group Ltd. 4.400%, 5-19-26(A)	3,000	3,450

Industrials – 0.3%
Transurban Finance Co. Pty Ltd. 2.450%, 3-16-31(A)	1,522	1,596

Utilities – 1.0%
Ausgrid Finance Pty Ltd. 3.850%, 5-1-23(A)	4,400	4,646

Total Australia - 2.0%		$9,692

Austria

Consumer Staples – 0.8%
JBS Investments II GmbH (GTD by JBS S.A.):
7.000%, 1-15-26(A)	1,500	1,619
5.750%, 1-15-28(A)	2,300	2,461
		4,080

Total Austria - 0.8%		$4,080

Bermuda

Consumer Staples – 0.6%
Bacardi Ltd. 4.450%, 5-15-25(A)	2,800	3,125

Energy – 0.3%
GeoPark Ltd. 5.500%, 1-17-27(A)	1,500	1,500

Total Bermuda - 0.9%		$4,625

Brazil

Industrials – 0.6%
Cosan Ltd. 5.500%, 9-20-29(A)	2,700	2,960

Materials – 2.7%
CSN Resources S.A. 7.625%, 2-13-23(A)	1,800	1,868
Nexa Resources S.A. 6.500%, 1-18-28(A)	2,200	2,593
Suzano Austria GmbH 6.000%, 1-15-29	2,000	2,405

Unigel Luxembourg S.A. 8.750%, 10-1-26(A)	1,350	1,451
Vale Overseas Ltd. 6.250%, 8-10-26	3,850	4,774
		13,091

Utilities – 0.5%
Aegea Finance S.a.r.l. 5.750%, 10-10-24(A)	2,300	2,404

Total Brazil - 3.8%		$18,455

British Virgin Islands

Consumer Staples – 0.4%
Central American Bottling Corp. 5.750%, 1-31-27(A)	2,000	2,123

Information Technology – 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. 1.000%, 9-28-27(A)	4,800	4,752

Total British Virgin Islands - 1.3%		$6,875

Canada

Consumer Staples – 0.3%
Alimentation Couche-Tard, Inc. 2.700%, 7-26-22(A)	1,300	1,344

Energy – 0.5%
TransCanada PipeLines Ltd. 4.250%, 5-15-28	2,000	2,361

Financials – 1.0%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.) 4.350%, 4-15-30	1,900	2,274
Royal Bank of Canada:
3.700%, 10-5-23	750	818
4.650%, 1-27-26	1,500	1,770
		4,862

Materials – 0.3%
First Quantum Minerals Ltd. 6.500%, 3-1-24(A)	1,350	1,387

Total Canada - 2.1%		$9,954

Cayman Islands

Consumer Discretionary – 0.2%
Meituan 3.050%, 10-28-30(A)	1,067	1,109

Financials – 1.2%
Alpha Star Holding III Ltd. 6.250%, 4-20-22	1,000	982
Grupo Aval Ltd. 4.375%, 2-4-30(A)	1,300	1,385
Itau Unibanco Holdings S.A. 3.250%, 1-24-25(A)	1,230	1,290
Three Gorges Finance I Ltd.

1.300%, 9-22-25(A)(C)	2,000	1,976
		5,633

Industrials – 0.2%
DP World Crescent Ltd. 3.875%, 7-18-29	1,150	1,261

Total Cayman Islands - 1.6%		$8,003

Chile

Communication Services – 0.1%
VTR Finance B.V. 6.375%, 7-15-28(A)	651	711

Consumer Discretionary – 0.7%
Saci Falabella:
3.750%, 4-30-23	1,850	1,949
4.375%, 1-27-25(A)(C)	1,000	1,088
3.750%, 10-30-27(A)(C)	500	539
		3,576

Energy – 0.5%
GeoPark Ltd. 6.500%, 9-21-24(A)	2,400	2,490

Financials – 0.3%
Banco del Estado de Chile 2.704%, 1-9-25(A)	1,500	1,584

Industrials – 0.3%
Empresa de Transporte de Pasajeros Metro S.A. 3.650%, 5-7-30(A)	1,200	1,347

Materials – 1.1%
Celulosa Arauco y Constitucion S.A. 4.500%, 8-1-24	4,800	5,280

Utilities – 0.5%
Enel Chile S.A. 4.875%, 6-12-28	2,080	2,449

Total Chile - 3.5%		$17,437

China

Communication Services – 0.8%
Tencent Holdings Ltd. 2.985%, 1-19-23(A)	1,800	1,873
Weibo Corp. 3.500%, 7-5-24	1,900	1,991
		3,864

Consumer Discretionary – 1.0%
Alibaba Group Holding Ltd.:
2.800%, 6-6-23	1,600	1,683
3.400%, 12-6-27	3,000	3,357
		5,040

Energy – 0.4%
Sinopec Group Overseas Development (2018) Ltd. 4.125%, 9-12-25(A)	2,000	2,235

Information Technology – 0.3%
Baidu, Inc. 3.425%, 4-7-30	500	553
Lenovo Group Ltd.

3.421%, 11-2-30(A)	800	840
		1,393

Utilities – 0.4%
ENN Energy Holdings Ltd. 2.625%, 9-17-30(A)	2,000	2,010

Total China - 2.9%		$14,542

Columbia

Financials – 0.5%
Banco de Bogota S.A. 5.375%, 2-19-23(A)	2,000	2,137
Bancolombia S.A. 3.000%, 1-29-25	660	686
		2,823

Utilities – 0.6%
Empresas Publicas de Medellin E.S.P. 4.250%, 7-18-29(A)	2,800	3,009

Total Columbia - 1.1%		$5,832

Denmark

Financials – 0.2%
Danske Bank A.S. 5.000%, 1-12-23(A)	1,150	1,197

Total Denmark - 0.2%		$1,197

France

Consumer Staples – 0.2%
Pernod Ricard S.A. 4.250%, 7-15-22(A)	750	792

Financials – 0.6%
BNP Paribas S.A. 7.625%, 12-29-49(A)	3,000	3,038

Total France - 0.8%		$3,830

Hong Kong

Financials – 0.4%
AIA Group Ltd. 3.375%, 4-7-30(A)	300	336
Bangkok Bank Public Co. Ltd. 4.050%, 3-19-24(A)	1,200	1,304
		1,640

Information Technology – 0.3%
Xiaomi Best Time International Ltd. 3.375%, 4-29-30(A)	1,350	1,438

Total Hong Kong - 0.7%		$3,078

India

Communication Services – 0.2%
Network i2i Ltd. 5.650%, 4-15-68(A)	750	797

Utilities – 1.0%
Adani Electricity Mumbai Ltd. 3.949%, 2-12-30(A)	1,180	1,250
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd. 6.250%, 12-10-24(A)	1,900	2,107
Greenko Mauritius Ltd. 6.250%, 2-21-23(A)	1,350	1,396
		4,753

Total India - 1.2%		$5,550

Indonesia

Utilities – 1.5%
Perusahaan Listrik Negara:
5.450%, 5-21-28(A)	1,100	1,316
5.375%, 1-25-29(A)	4,800	5,772
		7,088

Total Indonesia - 1.5%		$7,088

Ireland

Consumer Staples – 0.3%
Eurotorg LLC (Via Bonitron Designated Activity Co.) 9.000%, 10-22-25(A)	1,400	1,494

Total Ireland - 0.3%		$1,494

Isle of Man

Consumer Discretionary – 0.8%
GOHL Capital Ltd. 4.250%, 1-24-27	4,000	4,237

Total Isle of Man - 0.8%		$4,237

Japan

Financials – 1.2%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7-25-27	1,500	1,692
Mizuho Financial Group, Inc. 3.170%, 9-11-27	1,500	1,673
Sumitomo Mitsui Financial Group, Inc. 3.748%, 7-19-23	2,650	2,867
		6,232

Total Japan - 1.2%		$6,232

Luxembourg

Consumer Staples – 0.2%
Minerva Luxembourg S.A. 5.875%, 1-19-28(A)(C)	900	971

Energy – 0.5%
Raizen Fuels Finance Ltd. 5.300%, 1-20-27(A)	2,000	2,280

Financials – 1.0%
FS Luxembourg S.a r.l 10.000%, 12-15-25(A)	1,300	1,408
JSM Global S.a.r.l. 4.750%, 10-20-30(A)(C)	3,000	3,229
		4,637

Industrials – 0.9%
Rumo Luxembourg S.a.r.l. 7.375%, 2-9-24(A)	4,150	4,306

Utilities – 0.4%
FEL Energy VI S.a.r.l. 5.750%, 12-1-40(A)	2,000	2,128

Total Luxembourg - 3.0%		$14,322

Macau

Consumer Discretionary – 0.4%
Sands China Ltd.:
5.125%, 8-8-25	1,400	1,571
3.800%, 1-8-26(A)	250	267
		1,838

Total Macau - 0.4%		$1,838

Malaysia

Energy – 0.2%
Petronas Capital Ltd. 3.500%, 4-21-30(A)	650	746

Total Malaysia - 0.2%		$746

Mauritius

Industrials – 0.6%
HTA Group Ltd. 7.000%, 12-18-25(A)	2,800	3,010

Total Mauritius - 0.6%		$3,010

Mexico

Communication Services – 0.3%
Axtel S.A.B. de C.V. 6.375%, 11-14-24(A)	1,350	1,401

Consumer Staples – 0.5%
Grupo Bimbo S.A.B. de C.V. 3.875%, 6-27-24(A)	2,300	2,520

Energy – 0.4%
Petroleos Mexicanos 6.490%, 1-23-27	1,970	2,080

Financials – 1.9%
Banco Santander (Mexico) S.A. 5.950%, 10-1-28(A)	850	933
Banco Santander S.A.:
4.125%, 11-9-22(A)	3,800	4,009
5.375%, 4-17-25(A)	1,150	1,321
Credito Real S.A.B. de C.V. 9.500%, 2-7-26(A)(C)	1,200	1,302
Trust F/1401 4.869%, 1-15-30(A)	1,400	1,594
		9,159

Industrials – 0.6%
Alfa S.A.B. de C.V. 5.250%, 3-25-24(A)	1,400	1,543
Grupo Kuo S.A.B. de C.V. 5.750%, 7-7-27(A)	1,350	1,417
		2,960

Materials – 2.3%
CEMEX S.A.B. de C.V.:
7.750%, 4-16-26(A)	500	527
5.200%, 9-17-30(A)	2,000	2,193
Cydsa S.A.B. de C.V. 6.250%, 10-4-27(A)	2,000	2,105
Grupo Cementos de Chihuahua S.A.B. de C.V. 5.250%, 6-23-24(A)	2,000	2,070
Industrias Penoles S.A.B. de C.V. 4.150%, 9-12-29(A)	1,800	2,025
Orbia Advance Corp. S.A.B. de C.V. 4.000%, 10-4-27(A)	2,300	2,544
		11,464

Total Mexico - 6.0%		$29,584

Netherlands

Consumer Discretionary – 0.5%
Prosus N.V. 3.680%, 1-21-30(A)	2,190	2,382

Consumer Staples – 0.8%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.) 7.000%, 3-15-24(A)	3,850	3,946

Financials – 0.4%
Syngenta Finance N.V. 5.182%, 4-24-28(A)	1,725	1,849

Health Care – 0.8%
Teva Pharmaceutical Finance Netherlands II B.V. (GTD by Teva Pharmaceutical Industries Ltd.) 7.125%, 1-31-25	1,300	1,437
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7-21-23	1,400	1,386
6.750%, 3-1-28(C)	1,200	1,357
		4,180

Total Netherlands - 2.5%		$12,357

Nigeria

Financials – 0.4%
Africa Finance Corp. 4.375%, 4-17-26(A)	1,900	2,077

Total Nigeria - 0.4%		$2,077

Norway

Energy – 1.0%
Aker BP ASA:
4.750%, 6-15-24(A)	1,950	2,017
3.750%, 1-15-30(A)	2,600	2,730
		4,747

Total Norway - 1.0%		$4,747

Panama

Financials – 0.6%
Banco Latinoamericanco de Comercio Exterior S.A. 2.375%, 9-14-25(A)	2,000	2,048
Banistmo S.A. 4.250%, 7-31-27(A)	1,000	1,074
		3,122

Utilities – 0.4%
AES Panama Generation Holdings S.R.L. 4.375%, 5-31-30(A)	2,000	2,164

Total Panama - 1.0%		$5,286

Peru

Consumer Discretionary – 0.7%
InRetail Shopping Malls 5.750%, 4-3-28(A)	3,000	3,232

Financials – 1.2%
Banco de Credito del Peru 4.250%, 4-1-23(A)	1,350	1,441

Banco Internacional del Peru S.A. 3.250%, 10-4-26(A)	3,000	3,176
Corporacion Financiera de Desarrolla S.A. 2.400%, 9-28-27(A)	1,300	1,317
		5,934

Utilities – 1.0%
Fenix Power Peru S.A. 4.317%, 9-20-27	1,570	1,650
Inkia Energy Ltd. 5.875%, 11-9-27(A)	2,000	2,168
Kallpa Generacion S.A. 4.875%, 5-24-26(A)	1,000	1,101
		4,919

Total Peru - 2.9%		$14,085

Russia

Materials – 0.4%
Petropavlovsk 2016 Ltd. (GTD by Petropavlovsk plc, JSC Pokrovskiy Rudnik, LLC Albynskiy Rudnik and LLC Malomirskiy Rudnik) 8.125%, 11-14-22(A)	1,750	1,813

Total Russia - 0.4%		$1,813

Saudi Arabia

Energy – 0.2%
Saudi Arabian Oil Co. 1.250%, 11-24-23(A)	800	810

Total Saudi Arabia - 0.2%		$810

South Korea

Communication Services – 0.1%
SK Telecom Co. Ltd. 3.750%, 4-16-23(A)	500	534

Financials – 0.9%
Hyundai Capital Services, Inc. 2.983%, 8-29-22(A)	2,100	2,178
Korea Development Bank 3.250%, 2-19-24	2,300	2,483
		4,661

Total South Korea - 1.0%		$5,195

Spain

Financials – 1.1%
Banco Santander S.A.:
2.706%, 6-27-24	4,000	4,270
3.490%, 5-28-30	1,000	1,122
		5,392

Utilities – 0.6%
EnfraGen Energia Sur S.A.U. 5.375%, 12-30-30(A)	2,900	3,009

Total Spain - 1.7%		$8,401

Switzerland

Financials – 0.4%
Credit Suisse Group AG 4.282%, 1-9-28(A)	1,800	2,079

Total Switzerland - 0.4%		$2,079

Turkey

Industrials – 1.1%
Koc Holding A.S. 6.500%, 3-11-25(A)	4,800	5,218

Total Turkey - 1.1%		$5,218

United Arab Emirates

Consumer Discretionary – 0.5%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC 7.125%, 7-31-26(A)	2,300	2,415

Energy – 0.5%
Abu Dhabi National Energy Co. 4.375%, 4-23-25(A)	600	678
Galaxy Pipeline Assets BidCo Ltd. 1.750%, 9-30-27(A)	2,100	2,132
		2,810

Financials – 0.9%
ICICI Bank Ltd. 4.000%, 3-18-26(A)	4,000	4,360

Total United Arab Emirates - 1.9%		$9,585

United Kingdom

Communication Services – 0.2%
Liquid Telecommunications Financing plc (GTD by Liquid Telecommunications Holdings Ltd.) 8.500%, 7-13-22(A)	1,200	1,224

Consumer Staples – 0.5%
Imperial Tobacco Finance plc 3.750%, 7-21-22(A)	2,300	2,398

Financials – 2.8%
ANZ New Zealand International Ltd. 3.450%, 1-21-28(A)	1,300	1,484
Barclays plc 4.337%, 1-10-28	1,800	2,067
HSBC Holdings plc 4.583%, 6-19-29	1,900	2,247
Royal Bank of Scotland Group plc (The) 6.000%, 12-19-23	2,000	2,285
State Bank of India:
4.375%, 1-24-24(A)	2,500	2,697
4.875%, 4-17-24(A)	2,300	2,536
		13,316

Materials – 0.3%
AngloGold Ashanti Holdings plc (GTD by AngloGold Ashanti Ltd.) 3.750%, 10-1-30	1,450	1,558

Total United Kingdom - 3.8%		$18,496

United States

Communication Services – 1.7%
T-Mobile USA, Inc. 6.000%, 3-1-23	8,097	8,107

Consumer Discretionary – 0.6%
Volkswagen Group of America, Inc. 4.250%, 11-13-23(A)	2,500	2,749

Consumer Staples – 2.3%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 4.000%, 4-13-28	2,850	3,359
Keurig Dr Pepper, Inc. 4.597%, 5-25-28	2,800	3,406
NBM U.S. Holdings, Inc. 7.000%, 5-14-26(A)	2,000	2,178
Reynolds American, Inc. 4.450%, 6-12-25	2,000	2,277
		11,220

Financials – 5.1%
Bank of America Corp. 3.593%, 7-21-28	3,175	3,606
BBVA Bancomer S.A.:
6.500%, 3-10-21(A)	421	425
1.875%, 9-18-25(A)	1,400	1,414
5.875%, 9-13-34(A)	1,700	1,938
Citigroup, Inc. 3.520%, 10-27-28	3,125	3,532
Cooperatieve Rabobank U.A. 3.125%, 4-26-21	1,750	1,766
Goldman Sachs Group, Inc. (The) 3.814%, 4-23-29	2,600	3,011
Industrial and Commercial Bank of China Ltd. 2.957%, 11-8-22	750	777
JPMorgan Chase & Co.:
3.540%, 5-1-28	2,132	2,436
4.000%, 10-1-68	1,250	1,270
TerraForm Global Operating LLC (GTD by TerraForm Global LLC) 6.125%, 3-1-26(A)	1,300	1,329
Wells Fargo & Co. 4.300%, 7-22-27	3,000	3,514
		25,018

Health Care – 1.2%
Bayer U.S. Finance II LLC 4.250%, 12-15-25(A)	2,000	2,286
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21(A)	300	301
4.500%, 1-15-23(A)	2,925	3,106
		5,693

Industrials – 1.2%
Azul Investments LLP 5.875%, 10-26-24(A)	2,000	1,870
BAE Systems Holdings, Inc. 3.800%, 10-7-24(A)	2,225	2,474
Boeing Co. (The) 4.508%, 5-1-23	1,300	1,405
		5,749

Materials – 0.4%
GUSAP III L.P. 4.250%, 1-21-30(A)	1,900	2,121

Real Estate – 1.3%
Aircastle Ltd. 4.400%, 9-25-23	2,800	2,967

Crown Castle International Corp. 4.000%, 3-1-27	3,000	3,444
		6,411

Total United States - 13.8%		$67,068

Uruguay

Industrials – 0.3%
Navios South American Logistics, Inc. and Navios Logistics Finance (U.S.), Inc. 10.750%, 7-1-25(A)	1,530	1,637

Total Uruguay - 0.3%		$1,637

Venezuela

Financials – 0.8%
Corporacion Andina de Fomento:
3.250%, 2-11-22	3,250	3,337
2.375%, 5-12-23	650	673
		4,010

Total Venezuela - 0.8%		$4,010

Vietnam

Energy – 0.4%
Mong Duong Finance Holdings B.V. 5.125%, 5-7-29(A)	1,600	1,676

Total Vietnam - 0.4%		$1,676

TOTAL CORPORATE DEBT SECURITIES – 71.4%		$350,633
(Cost: $323,538)

OTHER GOVERNMENT SECURITIES(D)

Argentina – 0.5%
Republic of Argentina:
1.000%, 7-9-29	240	104
0.125%, 7-9-30	5,432	2,200
		2,304

Bahamas – 1.0%
Commonwealth of Bahamas 8.950%, 10-15-32(A)	4,600	5,014

Colombia – 0.1%
Republic of Colombia 3.125%, 4-15-31	300	318

Columbia – 1.0%
Republic of Colombia:
2.625%, 3-15-23	2,400	2,478
3.000%, 1-30-30	2,300	2,410
		4,888

Costa Rica – 0.2%
Costa Rica Government Bond 4.250%, 1-26-23(A)	1,100	1,055

Egypt – 0.2%
Arab Republic of Egypt 5.750%, 5-29-24(A)	750	802

Indonesia – 1.7%
Republic of Indonesia:
3.750%, 4-25-22(A)	4,450	4,628
2.950%, 1-11-23	2,900	3,025
3.850%, 10-15-30	700	813

		8,466

Israel – 0.3%
Israel Government Bond 2.750%, 7-3-30	1,300	1,433

Mexico – 0.8%
United Mexican States:
4.150%, 3-28-27	2,000	2,307
3.250%, 4-16-30(C)	1,700	1,836
		4,143

Morocco – 0.5%
Kingdom of Morocco 2.375%, 12-15-27(A)	2,500	2,509

Panama – 0.4%
Republic of Panama 3.750%, 4-17-26	1,900	2,072

Peru – 0.8%
Republic of Peru:
2.392%, 1-23-26	2,000	2,133
1.862%, 12-1-32	1,900	1,915
		4,048

Poland – 0.3%
Republic of Poland 5.125%, 4-21-21	1,250	1,268

Qatar – 1.2%
Qatar Government Bond:
2.375%, 6-2-21(A)	3,600	3,629
3.875%, 4-23-23	2,300	2,473
		6,102

Saudi Arabia – 0.9%
Saudi Arabia Government Bond:
2.375%, 10-26-21(A)	2,250	2,283
2.875%, 3-4-23(A)	2,000	2,094
		4,377

Serbia – 0.4%
Republic of Serbia:
7.250%, 9-28-21(A)	200	210
2.125%, 12-1-30(A)	1,600	1,581
		1,791

South Africa – 0.3%
Republic of South Africa 4.875%, 4-14-26	1,200	1,311

Uruguay – 0.3%
Republica Orient Uruguay 4.500%, 8-14-24(C)	1,350	1,490

Uzbekistan – 0.2%
Republic of Uzbekistan 4.750%, 2-20-24(A)	750	813

Vietnam – 0.3%
Vietnam Government Bond 4.800%, 11-19-24(A)	1,350	1,512

TOTAL OTHER GOVERNMENT SECURITIES – 11.4%		$55,716
(Cost: $53,709)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

United States – 0.0%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates 4.500%, 10-1-35	220	244

Federal National Mortgage Association Fixed Rate Pass-Through Certificates 5.000%, 3-1-22	3	3
		247

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$247
(Cost: $218)

UNITED STATES GOVERNMENT OBLIGATIONS

United States – 13.6%
U.S. Treasury Notes:
1.500%, 1-15-23	2,450	2,518
0.125%, 10-15-23	6,000	5,996
2.125%, 3-31-24	6,500	6,905
0.250%, 7-31-25	8,000	7,975
2.875%, 7-31-25	355	396
0.250%, 10-31-25	4,800	4,778
2.250%, 11-15-25	2,450	2,675
0.375%, 11-30-25	11,000	11,013
2.375%, 5-15-27	5,100	5,687
0.375%, 7-31-27	4,000	3,946
0.375%, 9-30-27	4,600	4,528
0.500%, 10-31-27	7,000	6,942
2.875%, 5-15-28	3,000	3,474
		66,833

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 13.6%		$66,833
(Cost: $64,968)

SHORT-TERM SECURITIES	Shares

Money Market Funds(E) – 3.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	11,042	11,042
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.030%(F)	7,742	7,742
		18,784

TOTAL SHORT-TERM SECURITIES – 3.8%		$18,784
(Cost: $18,784)

TOTAL INVESTMENT SECURITIES – 100.2%		$492,213
(Cost: $461,217)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(906)

NET ASSETS – 100.0%		$491,307

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $257,301 or 52.4% of net assets.

(B)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(C)	All or a portion of securities with an aggregate value of $7,566 are on loan.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Rate shown is the annualized 7-day yield at December 31, 2020.

(F)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$350,633	$—
Other Government Securities	—	55,716	—
United States Government Agency Obligations	—	247	—
United States Government Obligations	—	66,833	—
Short-Term Securities	18,784	—	—
Total	$18,784	$473,429	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

PIK = Payment In Kind

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$461,217

Gross unrealized appreciation	32,106

Gross unrealized depreciation	(1,110)

Net unrealized appreciation	$30,996